8 Trade receivables (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables
At the beginning of the year	R$ (32)	R$ (4)	R$ (1)
Additions/reversals recorded in the year	(51)		(3)
Decrease trade receivables	42
Discontinued operations	43
Foreign currency translation adjustment	(6)
Business combination		(28)
At the end of the year	R$ (4)	R$ (32)	R$ (4)